Financial instruments - Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ (41.4)	$ 79.4
Amortization of cash flow hedge	(5.0)	(2.5)
Amounts reclassified from AOCI	12.8	(24.6)
OCI attributable to share holders of AQN	$ (33.6)	$ 52.3